Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7:- PROPERTY AND EQUIPMENT, NET:

	December 31,
	2023	2022
Cost:
Buildings	$2,155	$2,144
Computers and software	1,397	1,335
Machines	633	593
Office furniture and equipment	536	521
Leasehold improvements	1,299	1,266
Motor Vehicles	851	671

	$6,871	$6,530

Accumulated Depreciation:
Buildings	$76	$19
Computers and software	1,315	1,242
Machines	573	558
Office furniture and equipment	404	391
Leasehold improvements	770	683
Motor Vehicles	465	367

	$3,603	$3,260

Property and equipment, net	$3,268	$3,270

Depreciation expenses amounted to $343, $254 and $238 for the years ended December 31, 2023, 2022 and 2021, respectively. Additional equipment was purchased in an amount of $ 341, $ 2,427 and $ 379 in the years ended December 31, 2023, 2022 and 2021, respectively.

During August 2022, the Company signed an agreement for the purchase of offices and a warehouse that was previously rented until the end of August 2022. The cost of the buildings, including taxes and related expenses, amounted to $2,144.